Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation
Stock-Based Compensation

10. Stock-Based Compensation

        The Company can issue up to 5,147,059 shares of Common Stock under the 2013 Long Term Incentive Compensation Plan (the "2013 Plan") that was approved by shareholders on October 23, 2013. The 2013 Plan provides for the Company to issue stock options (incentive and/or non-qualified), stock appreciation rights, restricted stock awards, phantom stock units and other equity or cash based awards to employees. Any director, employee or consultant shall be eligible to receive such awards. No awards were granted under the 2013 Plan as of December 31, 2013.

        In connection with the Spin-Off of GLPI, employee stock options and cash settled stock appreciation rights of Penn were converted through the issuance of GLPI employee stock options and GLPI cash settled stock appreciation rights and an adjustment to the exercise prices of their Penn awards. The number of options and cash settled stock appreciation rights, subject to and the exercise price of each converted award was adjusted to preserve the same intrinsic value of the awards that existed immediately prior to the Spin-Off. These awards are not counted against the 2013 Plan limit mentioned above.

        Holders of outstanding restricted stock awards and cash settled phantom stock unit awards received an additional share of restricted stock or cash settled phantom stock unit awards in GLPI common stock at the Spin-Off so that the intrinsic value of these awards were equivalent to those that existed immediately prior to the Spin-Off.

        The unrecognized compensation at the time of the Spin-Off related to both Penn and GLPI's stock options and restricted stock awards held by GLPI employees will be amortized to expense over the awards' remaining vesting periods. As of December 31, 2013, there was $6.8 million and $4.7 million of total unrecognized compensation cost for stock options and restricted stock awards, respectively, that will be recognized over the grants remaining weighted average vesting period of 1.68 years and 3.05 years, respectively. For the year ended December 31, 2013, the Company recognized $1.6 million of compensation expense associated with these awards.

        The following tables contain information on stock options issued and outstanding for the year ended December 31, 2013 as well as restricted shares:

	Number of Option Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012	—	$—
Options transferred on Spin-Off date	10,396,889	24.35
Exercised	(57,811)	24.75
Canceled	(625)	20.85

Outstanding at December 31, 2013	10,338,453	$24.34	3.15	$270,222

	Exercise Price Range			Total
	$9.32 to $22.41	$22.90 to $29.10	$29.19 to $47.40	$9.32 to $47.40
Outstanding options
Number outstanding	4,049,443	3,555,573	2,733,437	10,338,453
Weighted-average remaining contractual life (years)	1.94	3.69	4.16	3.15
Weighted-average exercise price	$19.54	$25.16	$30.41	$24.34
Exercisable options
Number outstanding	3,621,045	2,805,381	1,504,710	7,931,136
Weighted-average exercise price	$19.38	$24.68	$31.36	$23.53

Number of Award Shares
Outstanding at December 31, 2012	—
Amounts transferred in connection with Spin-Off	419,067
Released	—
Canceled	—

Outstanding at December 31, 2013	419,067

        The Company had 7,931,136 stock options that were exercisable at December 31, 2013 with a weighted average exercise price of $23.53 which had an intrinsic value of $213.8 million. The aggregate intrinsic value of stock options exercised during 2013 was $1.3 million. The Company issues new authorized common shares to satisfy stock option exercises and plans to do the same for restricted stock lapses once they occur.

        Additionally, there was $9.4 million of total unrecognized compensation cost at December 31, 2013, which will be recognized over the awards remaining weighted average vesting period of 2.55 years, for Penn and GLPI PSUs held by GLPI employees that will be cash-settled by GLPI. For the year ended December 31, 2013, the Company recognized $1.2 million of compensation expense associated with these awards.

        In addition, there was $0.5 million of total unrecognized compensation cost at December 31, 2013, which will be recognized over the grants remaining weighted average vesting period of 1.84 years, for Penn and GLPI SARs held by GLPI employees that will be cash-settled by GLPI. For the year ended December 31, 2013, the Company recognized $0.2 million of compensation expense associated with these awards.

        See Note 15 for a discussion on the impact of the Purging Distribution on the Company's compensation awards.